Financial instruments and risk management	12 Months Ended
Dec. 31, 2024
Financial instruments and risk management
Financial instruments and risk management

15.Financial instruments and risk management

The Company’s financial instruments consist of cash, accounts receivable, accounts payable and accrued liabilities, lease obligation and derivative warrant liability. The fair values of cash and accounts payable and accrued liabilities and lease liability approximate their carrying values at December 31, 2024, due to their short-term nature.

The following table presents the Company’s financial instruments, measured at fair value on the consolidated statements of financial position as at December 31, 2024 and 2023 and categorized into levels of the fair value hierarchy:

		December 31, 2024		December 31, 2023
		Carrying	Estimated	Carrying	Estimated
	Level	Value	Fair Value	Value	Fair Value
FVTPL		$	$	$	$
Derivative warrant liability	3	572,000	572,000	531,000	531,000

There were no transfers for levels of change in the fair value measurements of financial instruments for the years ended December 31, 2024 and 2023.

Risk management is carried out by the Company’s management team with guidance from the Board of Directors. The Company’s risk exposures and their impact on the Company’s financial instruments were as follows:

a)Credit risk

Credit risk is the risk of financial loss to the Company if a customer of counterparty to a financial instrument fails to meet its obligations. The Company’s maximum exposure to credit risk at the financial position date under its financial instruments is summarized as follows:

	December 31,	December 31,
	2024	2023
	$	$

Cash	2,473,649	3,447,665

All of the Company’s cash is held with major financial institutions in Canada and management believes the exposure to credit risk with such institutions is minimal. The Company considers the risk of material loss to be significantly mitigated due to the financial strength of the major financial institutions where cash is held. The Company has no exposure to the ongoing banking crisis. The Company’s maximum exposure to credit risk as at December 31, 2024 and 2023 is the carrying value of its financial assets.

b)Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its obligations associated with financial liabilities. The Company has a planning and budgeting process in place by which it anticipates and determines the funds required to support normal operation requirements as well as the growth and development of its intellectual property portfolio.

The Company’s financial assets are comprised of its cash, accounts receivable and the financial liabilities are comprised of its accounts payable and accrued liabilities, and lease liability.

15.Financial instruments and risk management (continued)

b)Liquidity risk (continued)

The contractual maturities of these financial liabilities as at December 31, 2024 and 2023 are summarized below:

	Payments due by period as of December 31, 2024
			Between 3
		Less than	months and
	Total	3 months	1 year	1-3 years
	$	$	$	$

Accounts payable and accrued liabilities	147,205	147,205	—	—
Lease liability	38,785	23,124	15,661	—
	185,990	170,329	15,661	—

	Payments due by period as of December 31, 2023
			Between 3
		Less than	months and
	Total	3 months	1 year	1-3 years
	$	$	$	$
Accounts payable and accrued liabilities	283,428	283,428	—	—
Lease liability	11,510	11,510	—	—
	294,938	294,938	—	—

c)Market risk

i)	Interest Rate Risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate due to changes in market interest rates. The Company’s bank accounts bear interest. Management believes that the credit risk concentration with respect to financial instruments included in cash is minimal.

ii)	Foreign Currency Risk

As at December 31, 2024, the Company is exposed to currency risk on the following financial assets and liabilities denominated in Canadian Dollars (“CAD”) and European Euro (“EUR”). The sensitivity of the Company’s net earnings due to changes in the exchange rate between the CAD and EUR against the U.S. dollar is included in the table below in U.S. dollar equivalents:

	CAD	EUR	Total
	$	$	$
Cash	684,491	—	684,491
Accounts payable and accrued liabilities	(111,155)	—	(111,155)
Net exposure	573,336	—	573,336
Effect of +/- 10% change in currency	57,334	—	—

The Company thoroughly examines the various financial instruments and risks to which it is exposed and assesses the impact and likelihood of those risks. These risks include foreign currency risk, interest rate risk, market risk, credit risk, and liquidity risk. Where material, these risks are reviewed and monitored by the Board of Directors

There have been no changes in any risk management policies since December 31, 2023.